THE VANTAGEPOINT FUNDS

(the “Fund”)

Supplement dated September 21, 2016 to the Prospectus and Statement of Additional Information

dated May 1, 2016, as supplemented May 6, 2016

This supplement provides new information that should be read together with the Prospectus, the statement of additional information (“SAI”) and any other supplements thereto.

LIQUIDATION AND TERMINATION OF THE FUND

As described in a supplement dated May 6, 2016, at a meeting held on May 2, 2016, Vantagepoint Investment Advisers, LLC (“VIA”) recommended, and the Board of Directors of the Fund (the “Board”) approved, the liquidation and termination of each series of the Fund (the “Series”).

The liquidations and terminations of the Series are expected to begin on or about October 3, 2016 as set out in the chart below. Shareholders may submit requests for purchases or redemptions at any time prior to the relevant date of liquidation (“Liquidation Date”). The Series will no longer be available for purchase after the close of business on the day prior to the Liquidation Date. Redemption requests that are received on the Liquidation Date will be processed as part of the liquidation for that Series. Following the liquidation of each Series, such Series will cease its operations as an investment company and its activities will be limited to those in connection with winding up its affairs.

Series	Liquidation Date

Vantagepoint Milestone Retirement Income Fund

Vantagepoint Milestone 2010 Fund

Vantagepoint Milestone 2015 Fund

Vantagepoint Milestone 2020 Fund

Vantagepoint Milestone 2025 Fund

Vantagepoint Milestone 2030 Fund

Vantagepoint Milestone 2035 Fund

Vantagepoint Milestone 2040 Fund

Vantagepoint Milestone 2045 Fund

Vantagepoint Milestone 2050 Fund

Vantagepoint Milestone 2055 Fund

October 3, 2016

Vantagepoint Core Bond Index Fund

Vantagepoint Diversifying Strategies Fund

Vantagepoint Low Duration Fund

Vantagepoint Inflation Focused Fund

Vantagepoint High Yield Fund

Vantagepoint Overseas Equity Index Fund

October 7, 2016

Vantagepoint 500 Stock Index Fund

Vantagepoint Aggressive Opportunities Fund

Vantagepoint Broad Market Index Fund

Vantagepoint Discovery Fund

Vantagepoint Equity Income Fund

Vantagepoint Growth Fund

Vantagepoint Growth and Income Fund

Vantagepoint Mid/Small Company Index Fund

Vantagepoint International Fund

Vantagepoint Select Value Fund

October 14, 2016

For information on redeeming shares, please see “Purchases, Exchanges, and Redemptions” starting on page 165 of the Prospectus.

Unless shares are held in a tax advantaged account such as an Individual Retirement Account, a redemption or a liquidating distribution may be considered a taxable event. Please consult your tax advisor if your shares are held in a taxable account.

The Prospectus as well as the SAI can be found online at www.icmarc.org/vpprospectus. Please call Investor Services toll free at 800-669-7400 for additional information.

LOW DURATION BOND FUND

Effective September 19, 2016, Brookfield Investment Management Inc. (“Brookfield”) no longer manages a portion of the assets of the Vantagepoint Low Duration Bond Fund. On that day, Schroder Investment Management North America Inc. (“SIMNA”), an existing subadviser to this Series, began managing the assets formerly allocated to Brookfield.

As a result of this change, the information regarding Brookfield on pages 3 and 125 of the Prospectus and pages 73 and 105-107 of the SAI are hereby deleted.

In addition, the following should be added to the information regarding SIMNA within the section titled
“Management – Subadvisers” on page 4 of the Prospectus.

Schroder Investment Management North America Inc.

Name	Title with Subadviser	Length of Service
Michelle Russell-Dowe	Portfolio Manager and Head of Securitized Credit	Portfolio Manager of the Fund since January 2016

Jeffrey Williams	Portfolio Manager	Portfolio Manager of the Fund since January 2016

Anthony Breaks	Portfolio Manager	Portfolio Manager of the Fund since January 2016

The following also should replace the information regarding SIMNA within the section titled “Subadvisers and Portfolio Managers” on page 125 of the Prospectus.

Schroder Investment Management North America Inc. (“SIMNA”), 875 Third Avenue, New York, NY 10022, serves as a subadviser to the Fund and manages two different fixed income strategies. SIMNA manages a low duration strategy for the Fund, which focuses exclusively on value added sector and securities selection with portfolio duration defined by the benchmark. In addition, SIMNA manages a securitized credit strategy for the Fund. Under this strategy, SIMNA manages an active low duration securitized asset portfolio with the objective of seeking to outperform the BofA Merrill Lynch 1-3 Year US Government/Corporate Index. SIMNA has served as a subadviser since 2013.

Name	Five Year Business History	Role in Fund Management
Edward H. Jewett	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 1988 to 2013	Portfolio Management (Low Duration Strategy)

Name	Five Year Business History	Role in Fund Management
Richard A. Rezek, Jr., CFA	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 2002 to 2013	Portfolio Management (Low Duration Strategy)

Andrew B.J. Chorlton, CFA	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 2007 to 2013	Portfolio Management (Low Duration Strategy)

Neil G. Sutherland, CFA	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 2008 to 2013	Portfolio Management (Low Duration Strategy)

Julio C. Bonilla, CFA	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 2010 to 2013; with Wells Capital Management for 10 years prior to STW Fixed Income Management, LLC	Portfolio Management (Low Duration Strategy)

Lisa Hornby, CFA	Joined SIMNA in 2010; with Barclays Capital from 2007-2010	Portfolio Management (Low Duration Strategy)

Eric Lau	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 2009 to 2013	Portfolio Management (Low Duration Strategy)

Michelle Russell-Dowe	Joined SIMNA in 2016; with Brookfield from 1999 to 2016	Portfolio Management (Securitized Credit Strategy)

Jeffrey Williams	Joined SIMNA in 2016; with Brookfield from 2012 to 2016; with Wesley Capital Management, LLC from 2008 to 2012	Portfolio Management (Securitized Credit Strategy)

Anthony Breaks	Joined SIMNA in 2016; with Brookfield in from 2005 to 2016	Portfolio Management (Securitized Credit Strategy)

The following should replace the information regarding Brookfield and SIMNA on page 77 of the SAI.

Low Duration Bond Fund

Subadviser(s)	Assets Managed	Fee	Amount Paid 12/31/13	Amount Paid 12/31/14	Amount Paid 12/31/15
Brookfield Investment Management Inc. (“Brookfield”)[1]	First $50 million Over $50 million	0.25% 0.15%	N/A	N/A	N/A

SIMNA (Low Duration Strategy)[2]	First $100 million Next $400 million Next $500 million Over $1 billion	0.250% 0.125% 0.100% 0.080%	$521,704	$580,982	$664,071

Low Duration Bond Fund

Subadviser(s)	Assets Managed	Fee	Amount Paid 12/31/13	Amount Paid 12/31/14	Amount Paid 12/31/15
SIMNA (Securitized Credit Strategy)*	First $50 million Over $50 million	0.25% 0.15%	N/A	N/A	N/A

1.	Brookfield began managing assets as a subadviser of the Fund on January 11, 2016 and effective September 19, 2016, no longer manages a portion of the Fund’s assets as a subadviser.

2.	Effective January 1, 2016, the subadvisory fee schedule charged by SIMNA for the low duration strategy was replaced with the above fee schedule. Prior to this date, SIMNA’s subadvisory fee schedule was: 0.250% for the first $130 million of assets managed, 0.125% for the next $370 million of assets managed, 0.100% for the next $500 million of assets managed and 0.080% for managed assets over $1 billion. SIMNA began serving as a subadviser of the Fund on October 11, 2013. Prior to that date, SIMNA’s affiliate, STW Fixed Income Management, LLC (“STW”), served as subadviser to the Fund for the low duration strategy. The fee schedule used by SIMNA from October 11, 2013 through December 31, 2015 for this strategy was the same fee schedule that was charged by STW. Fees paid by the Fund prior to October 11, 2013 were paid to STW.

*	SIMNA began managing the securitized credit strategy as a subadviser of the Fund on September 19, 2016.

Lastly, the following information should be added to SIMNA’s table regarding the Low Duration Bond Fund on page 131 of the SAI:

SIMNA reported the following regarding other accounts managed by portfolio manager(s) as of December 31, 2015.

Fund/Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)

Low Duration Bond Fund

Michelle Russell-Dowe*	5	$1,546	8	$950	11	$2,492

Jeffrey Williams*	1	$388	1	$30	–	–

Anthony Breaks*	2	$455	1	$19	4	$528

* The above accounts reported for Ms. Russell-Dowe, Mr. Williams and Mr. Breaks are as of December 31, 2015, when these portfolio managers were still employed by Brookfield Investment Management Inc. The firm reported that two of the above accounts managed by Ms. Russell-Dowe with aggregate assets of approx. $793 million have a performance incentive based fee.

AGGRESSIVE OPPORTUNITIES FUND

Thomas Pence, a portfolio manager to the portion of the Vantagepoint Aggressive Opportunities Fund managed by Wells Capital Management Inc. (“WellsCap”), is retiring from the firm and, effective September 1, 2016, no longer serves as a portfolio manager. As a result of this change, the information regarding Mr. Pence on pages 27 and 132 of the Prospectus and page 151 of the SAI are hereby deleted.

Please retain this supplement for future reference.

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